Other payables and accrued liabilities (Details) - USD ($)	Dec. 31, 2022	Dec. 31, 2021
Other Payables And Accrued Liabilities
Salary payables	$ 891,214	$ 846,761
Employee reimbursement and benefit payables	53,671	63,586
Other miscellaneous payables	189,460	23,099
Warranty liability		14,530
Total other payables and accrued liabilities	$ 1,134,345	$ 947,976